Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Finance income.
Interest income - bank deposits	$ 25,008	$ 15,170		$ 7,798
Net foreign exchange gain on derivative instruments - realized	38	655		9,889
Fair value gain on embedded options and interest rate caps	163			604
Fair value gain on embedded derivative in revenue contract				7,231
Total Finance income	$ 25,209	$ 15,825	[1]	$ 25,522

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.